Consolidated Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 44.8%
Denmark 0.4%
Novo Nordisk A/S "B" (Cost $1,987,179)	14,723	694,727
France 7.4%
AXA SA	83,352	4,328,126
BNP Paribas SA	18,359	2,332,527
Bureau Veritas SA	13,111	418,645
EssilorLuxottica SA	3,238	615,336
LVMH Moet Hennessy Louis Vuitton SE	2,085	1,146,276
Sanofi SA	17,570	1,513,783
Schneider Electric SE	5,495	1,844,408
Veolia Environnement SA	26,853	1,068,033
(Cost $8,893,854)		13,267,134
Germany 8.2%
Allianz SE (Registered)	7,605	3,801,420
Bayerische Motoren Werke AG	8,927	613,128
Deutsche Telekom AG (Registered)	46,572	1,438,430
E.ON SE	170,579	3,682,779
Mercedes-Benz Group AG	12,449	672,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,990	1,804,363
Siemens AG (Registered)	4,644	1,518,245
Vonovia SE	47,107	1,143,894
(Cost $9,624,289)		14,674,692
Ireland 2.4%
Eaton Corp. PLC (a)	3,396	1,410,019
Medtronic PLC (a)	20,131	1,718,986
TE Connectivity PLC (a)	6,070	1,248,539
(Cost $3,692,987)		4,377,544
Italy 0.5%
Enel SpA (Cost $586,549)	84,997	962,951
Japan 1.7%
Daikin Industries Ltd.	6,600	957,250
Keyence Corp.	1,900	954,705
Takeda Pharmaceutical Co., Ltd.	32,100	1,107,838
(Cost $2,995,383)		3,019,793
Korea 0.4%
Samsung Electronics Co., Ltd. (Cost $164,108)	3,828	676,775
Netherlands 4.4%
Airbus SE	11,018	2,578,913
ASML Holding NV	511	843,483

ING Groep NV	69,038	2,424,755
Koninklijke Ahold Delhaize NV	50,182	1,987,303
(Cost $4,853,480)		7,834,454
Switzerland 2.8%
Lonza Group AG (Registered)	1,475	1,027,188
Novartis AG (Registered)	5,882	918,544
Roche Holding AG	7,025	3,070,107
(Cost $3,262,163)		5,015,839
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,397	1,373,237
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	1,040,289
(Cost $1,334,748)		2,413,526
United States 15.2%
Alphabet, Inc. "A"	10,892	3,878,968
Amazon.com, Inc.*	15,452	4,196,454
Broadcom, Inc.	3,197	1,244,528
Hubbell, Inc.	2,220	1,049,061
Linde PLC	3,487	1,668,111
Mastercard, Inc. "A"	1,390	796,609
Merck & Co., Inc.	10,754	1,400,171
Meta Platforms, Inc. "A"	2,817	1,568,252
Microsoft Corp.	9,315	4,328,867
Pfizer, Inc.	56,084	1,402,661
QUALCOMM, Inc.	7,271	1,073,272
ServiceNow, Inc.*	5,895	655,701
Snowflake, Inc.*	1,088	319,088
Uber Technologies, Inc.*	19,969	1,405,019
Union Pacific Corp.	4,017	1,173,486
Visa, Inc. "A"	2,890	1,058,116
(Cost $19,355,579)		27,218,364
Total Common Stocks (Cost $56,750,319)		80,155,799

	Principal Amount ($)	Value ($)

Bonds 38.5%
France 0.2%
BNP Paribas SA, 144A, 4.625%, 3/13/2027 (Cost $350,378)	350,000	349,679
Netherlands 1.0%
ING Groep NV, 3.95%, 3/29/2027 (Cost $1,744,323)	1,750,000	1,745,111
United States 37.3%
AbbVie, Inc., 2.95%, 11/21/2026 (b)	3,000,000	2,989,201
American Express Co., 5.85%, 11/5/2027	350,000	355,577
Amphenol Corp.:
4.4%, 2/15/2033	560,000	537,134
5.05%, 4/5/2027	350,000	351,631
AT&T, Inc., 5.125%, 4/30/2036	550,000	524,112
BMW U.S. Capital LLC, 144A, 5.05%, 8/11/2028	1,100,000	1,105,275
Dell International LLC, 5.3%, 10/1/2029	350,000	353,907
Discovery Global Holdings, Inc., 3.755%, 3/15/2027	1,500,000	1,477,500
General Motors Financial Co., Inc., 2.7%, 8/20/2027	1,000,000	980,704

HP, Inc., 3.0%, 6/17/2027	1,100,000	1,086,726
Netflix, Inc., 6.375%, 5/15/2029	2,000,000	2,087,798
PepsiCo, Inc., 7.0%, 3/1/2029	350,000	371,388
Pfizer, Inc., 4.875%, 11/15/2035	550,000	532,762
U.S. Treasury Bonds:
3.625%, 2/15/2044	6,700,000	5,448,723
3.75%, 11/15/2043	7,500,000	6,224,707
4.375%, 5/15/2040	6,800,000	6,379,250
4.5%, 5/15/2038	4,900,000	4,775,203
U.S. Treasury Notes:
2.375%, 5/15/2027	5,460,000	5,386,615
2.375%, 5/15/2029 (c)	6,400,000	6,076,250
3.5%, 2/15/2033	6,200,000	5,837,687
6.375%, 8/15/2027	5,000,000	5,108,621
6.625%, 2/15/2027	7,000,000	7,101,719
Verizon Communications, Inc., 5.0%, 1/15/2036	550,000	521,707
Volkswagen Group of America Finance LLC, 144A, 6.2%, 11/16/2028	1,100,000	1,128,109
(Cost $68,816,364)		66,742,306
Total Bonds (Cost $70,911,065)		68,837,096

	Shares	Value ($)

Exchange-Traded Funds 10.4%
iShares EUR High Yield Corp. Bond UCITS ETF	12,663	1,326,749
SPDR Gold MiniShares Trust	214,950	17,226,093
Total Exchange-Traded Funds (Cost $8,955,184)		18,552,842

Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 3.7% (d) (Cost $8,497,012)	8,497,012	8,497,012

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $145,113,580)	98.5	176,042,749
Other Assets and Liabilities, Net	1.5	2,740,612
Net Assets	100.0	178,783,361
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d) (e)
—	0 (f)	—	—	—	3,209	—	—	—
Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 3.7% (d)
12,696,374	36,775,877	40,975,239	—	—	245,163	—	8,497,012	8,497,012
12,696,374	36,775,877	40,975,239	—	—	248,372	—	8,497,012	8,497,012

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $2,041,624, which is 1.1% of net assets.

(c)	At July 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,096,044.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/18/2026	14	5,221,278	5,263,475	42,197
At July 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
DAX Index	EUR	9/18/2026	8	5,821,996	5,929,496	(107,500)
EURO STOXX 50 Index	EUR	9/18/2026	11	798,872	808,393	(9,521)
MSCI E-Mini Emerging Market Index	USD	9/18/2026	2	178,077	164,230	13,847
Total net unrealized depreciation						(103,174)

At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	17,912,108	USD	20,428,859	8/31/2026	(251,884)	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of July 31, 2026, the Fund held $1,376,591 in the Subsidiary, representing 0.7% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$694,727	$—	$694,727
France	—	13,267,134	—	13,267,134
Germany	—	14,674,692	—	14,674,692
Ireland	4,377,544	—	—	4,377,544
Italy	—	962,951	—	962,951
Japan	—	3,019,793	—	3,019,793
Korea	—	676,775	—	676,775
Netherlands	—	7,834,454	—	7,834,454
Switzerland	—	5,015,839	—	5,015,839
Taiwan	1,373,237	1,040,289	—	2,413,526
United States	27,218,364	—	—	27,218,364
Bonds (a)	—	68,837,096	—	68,837,096
Exchange-Traded Funds	17,226,093	1,326,749	—	18,552,842
Short-Term Investments	8,497,012	—	—	8,497,012
Derivatives (b)
Futures Contracts	56,044	—	—	56,044
Total	$58,748,294	$117,350,499	$—	$176,098,793

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(117,021)	$—	$—	$(117,021)
Forward Foreign Currency Contracts	—	(251,884)	—	(251,884)
Total	$(117,021)	$(251,884)	$—	$(368,905)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGMF-PH3